SUBSEQUENT EVENTS (Details) ¥ in Thousands, $ in Millions			4 Months Ended	12 Months Ended
	Dec. 08, 2022 shares	Aug. 12, 2022 shares	Apr. 27, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)
SUBSEQUENT EVENTS
Repurchase of ordinary shares | ¥				¥ 1,319,796
Class A ordinary shares | Mr. SHAN Yigang, an executive director
SUBSEQUENT EVENTS
Number of Class B ordinary shares converted into Class A ordinary shares		443,952
Class B ordinary shares | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
SUBSEQUENT EVENTS
Number of Class B ordinary shares converted into Class A ordinary shares	1,023,202
Subsequent Event
SUBSEQUENT EVENTS
Repurchase of ordinary shares | $			$ 41.5
Conversion ratio			1
Subsequent Event | ADS
SUBSEQUENT EVENTS
Repurchase of ordinary shares (in shares)			2,338,572
Cancelled (in shares)			2,439,786
Subsequent Event | Class A ordinary shares
SUBSEQUENT EVENTS
Repurchase of ordinary shares (in shares)			7,015,716
Cancelled (in shares)			7,319,358
Subsequent Event | Class B ordinary shares
SUBSEQUENT EVENTS
Number of Class B ordinary shares converted into Class A ordinary shares			304,670
Subsequent Event | Class B ordinary shares | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
SUBSEQUENT EVENTS
Number of Class B ordinary shares converted into Class A ordinary shares			212,479
Subsequent Event | Class B ordinary shares | Mr. SHAN Yigang, an executive director
SUBSEQUENT EVENTS
Number of Class B ordinary shares converted into Class A ordinary shares			92,191